Financial instruments by category (Details 3) - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Balance	$ 4,900,000,000	$ 6,222,000,000
Additions and acquisitions		53,000,000
Transfer to level 1		527,000,000
Currency translation adjustment	(4,000,000)	1,230,000,000
Write off	(4,857,000,000)	(2,383,000,000)
Gains and losses recognized in the year	9,000,000	(749,000,000)
Ending Balance	48,000,000	4,900,000,000
Investments In Financial Assets [Member] | Others Investment In Financial Assets [Member]
Statement [Line Items]
Balance	348,000,000	2,202,000,000
Currency translation adjustment	(4,000,000)	158,000,000
Write off	(305,000,000)	(1,467,000,000)
Gains and losses recognized in the year	9,000,000	(545,000,000)
Ending Balance	48,000,000	348,000,000
Investments In Financial Assets [Member] | Private companies securities [member]
Statement [Line Items]
Balance	4,369,000,000	3,920,000,000
Additions and acquisitions		53,000,000
Currency translation adjustment		714,000,000
Write off	(4,369,000,000)
Gains and losses recognized in the year		(318,000,000)
Ending Balance		4,369,000,000
Investments In Financial Assets [Member] | Warrant [member]
Statement [Line Items]
Balance	213,000,000	204,000,000
Transfer to level 1		527,000,000
Currency translation adjustment		368,000,000
Write off	(213,000,000)	(916,000,000)
Gains and losses recognized in the year		30,000,000
Ending Balance		213,000,000
Derivative Financial Instruments [Member] | Forwards [Member]
Statement [Line Items]
Balance	(30,000,000)	(104,000,000)
Additions and acquisitions		0
Currency translation adjustment		(10,000,000)
Write off	$ 30,000,000
Gains and losses recognized in the year		84,000,000
Ending Balance		$ (30,000,000)